Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Goodwill [Line Items]
Schedule of Changes in the carrying amount of goodwill
The table below presents the changes in the carrying amount of goodwill (in thousands):

Amount
Balance as of December 31, 2023	$9,315
Goodwill arising from Morton Acquisition	1,533
Goodwill impairment	(1,533)

Balance as of December 31, 2024	$9,315